FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 7:-	FAIR VALUE MEASUREMENTS

ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

a.
On March 30, 2012, the Company consummated the final closing of a private placement pursuant to which certain accredited investors purchased an aggregate of 492,200 shares of Common Stock and warrants to purchase 492,200 shares of Common Stock at an exercise price of $7.50 for total consideration of $2,461 (the “2011-2012 Private Placement”).

The placement agent for the 2011-2012 Private Placement and its permitted designees were granted warrants to purchase an aggregate of (i) 96,440 shares of Common Stock at the exercise price of $5.00 per share and (ii) 96,440 shares of Common Stock at the exercise price of $7.50 per share.

Subsequent to the issuance of the 2011-2012 Private Placement warrants the original exercise price of the warrants for the investors and placement agent was adjusted from $7.50 to $0.45 per share and an additional 7,332,057 and 1,396,611 warrants were issued, respectively. In addition, the exercise price for the placement agent warrants of the 2011-2012 Private Placement, with an original exercise price of $5.00 was adjusted to $0.38 per share and an additional 1,026,240 warrants were issued.

b.	On September 23, 2014, the Company consummated the September 2014 Private Placement (see also Note 6a).

The warrants of the 2011-2012 Private Placement contain non-standard anti-dilution protection provisions and the warrants of the September 2014 Private Placement contain a net settlement cash feature and liquidated damages penalties and therefore the Company accounts for such warrants as a liability according to the provisions of ASC 815-40 “Contracts in entity’s own equity” and re-measures such liability using the Binomial option-pricing model as described below.

In estimating the warrants' fair value, the Company used the following assumptions:

Investors' warrants in 2011-2012 Private Placement:

September 30, 2015

Risk-free interest rate (1)	0.36%
Expected volatility (2)	93.72%
Expected life (in years) (3)	1.08
Expected dividend yield (4)	0%

Fair value per warrant	$0.30

Placement agent's warrants 2011-2012 Private Placement:

September 30, 2015

Risk-free interest rate (1)	0.08%
Expected volatility (2)	79.22%
Expected life (in years) (3)	0.53
Expected dividend yield (4)	0%

Fair value per warrant	$0.17-0.20

Investors' warrants in September 2014 Private Placement:

September 30, 2015

Risk-free interest rate (1)	0.92%
Expected volatility (2)	90.15%
Expected life (in years) (3)	2.98
Expected dividend yield (4)	0%

Fair value per warrant	$0.15

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)
Expected volatility - was calculated based on actual historical stock price movements of the Company together with companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

The changes in Level 3 liabilities associated with the 2011-2012 Private Placement and the September 2014 Private Placement warrants are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of September 30, 2015:

Fair value of liability related to warrants

Balance at December 31, 2014	$4,003
Change in fair value of warrants during the period	(377)

Balance at September 30, 2015 (unaudited)	$3,626

As of September 30, 2015, there were outstanding warrants to purchase 15,734,116 shares of Common Stock from the above issuances which were recorded as a liability.

NOTE 10:-	FAIR VALUE MEASUREMENTS

a.
On March 30, 2012, the Company consummated the final closing of the 2011-2012 Private Placement pursuant to which certain accredited investors purchased an aggregate of 492,200 shares of Common Stock and warrants to purchase 492,200 shares of Common Stock at an exercise price of $7.50 for total consideration of $2,461.

The placement agent for the 2011-2012 Private Placement and its permitted designees were granted warrants to purchase an aggregate of (i) 96,440 shares of Common Stock at the exercise price of $5.00 per share and (ii) 96,440 shares of Common Stock at the exercise price of $7.50 per share.

Subsequent to the issuance of the 2011-2012 Private Placement warrants the original exercise price of the warrants for the investors and placement agent was adjusted from $7.50 to $1.23 and additional 2,371,827 and 452,028 warrants were issued, respectively. In addition, the exercise price for the placement agent warrants of the 2011-2012 Private Placement, with an original exercise price of $5.00 was adjusted to $1.00 and additional 338,099 warrants were issued.

b.	On February 18, 2014, the Company consummated the February 2014 Private Placement (see also Note 9c).

c.	On September 23, 2014, the Company consummated the September 2014 Private Placement (see also Note 9d).

The warrants of 2011-2012 Private Placement and February 2014 Private Placement contain non-standard anti-dilution protection provisions and the warrants of September 2014 Private Placement contain certain net settlement cash feature and liquidated damages penalties and therefore the Company accounts for such warrants as a liability according to the provisions of ASC 815-40 and re-measured using the Binomial option-pricing model as described below.

In estimating the warrants' fair value, the Company used the following assumptions:

Investors' warrants in 2011-2012 Private Placement:

	December 31, 2014	December 31, 2013

Risk-free interest rate (1)	0.59%	0.70%
Expected volatility (2)	47.72%	52.09%
Expected life (in years) (3)	1.82	2.82
Expected dividend yield (4)	0%	0%

Fair value per warrant	$1.05	$3.70

Placement agent's warrants 2011-2012 Private Placement:

	December 31, 2014	December 31, 2013

Risk-free interest rate (1)	0.36%	0.50%
Expected volatility (2)	46.46%	50.91%
Expected life (in years) (3)	1.27	2.25
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.83-1.06	$3.35-4.15

Investors and placement agent's warrants in February 2014 Private Placement:

	August 15, 2014	Issuance date

Risk-free interest rate (1)	1.48%	1.63%
Expected volatility (2)	51.21%	61.49%
Expected life (in years) (3)	4.80	5.20
Expected dividend yield (4)	0%	0%

Fair value per warrant	$1.10	$8.90

Investors' warrants in September 2014 Private Placement:

	December 31, 2014	Issuance date

Risk-free interest rate (1)	1.30%	1.42%
Expected volatility (2)	49.14%	48.75%
Expected life (in years) (3)	3.73	4.00
Expected dividend yield (4)	0%	0%

Fair value per warrant	$0.02	$0.25

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

The changes in Level 3 liabilities associated with the 2011-2012 Private Placement, the February 2014 Private Placement and September 2014 Private Placement warrants are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of December 31, 2014:

Fair value of liability related to warrants

Balance at December 31, 2013	$2,696
Fair value of warrants to investors and placement agent that were issued in the February 2014 Private Placement (see also Note 9c)	3,230
Exchange of warrants from issuance of Common Stock in the February 2014 Private Placement (see also Note 9c)	(1,056)
Fair value of warrants to investors and placement agent that were issued in the September 2014 Private Placement (see also Note 9d)	1,336
Change in fair value of warrants during the period	(2,194)
Exercise of warrants (*)	(9)

Balance at December 31, 2014	$4,003

(*)	During the year ended December 31, 2014, 1,824 warrants from the above issuances were exercised for an aggregate of 1,824 shares of Common Stock.

As of December 31, 2014, there were outstanding warrants to purchase 9,141,163 shares of Common Stock from the above issuances which were recorded as a liability.